33. COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Schedule of firm commitments	The firm commitments schedule is set forth below:
12.31.19
Current	4,306,217
Non-current	1,689,755
2021	537,487
2022	275,083
2023	199,302
2024	192,780
2025 onwards	485,103
5,995,972